Bank Loans and issuance of Debt Securities - Summary of Debt Payable (Detail) - MXN ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about borrowings [Line Items]
Long-Term	$ 4,103,254	$ 4,481,792	$ 6,232,858
Total	47,989,879
Grupo Aeroportuariodel Pacifico S A B De C V [Member]
Disclosure of detailed information about borrowings [Line Items]
Current	12,685,732	7,000,000	2,102,000
Long-Term	33,774,967	32,157,986	31,053,634
Total	46,460,699	39,157,986	33,155,634
MBJA [Member]
Disclosure of detailed information about borrowings [Line Items]
Current	1,297,171	830,316	154,891
Long-Term	232,009	579,394	1,034,812
Total	1,529,180	1,409,710	1,189,703
Related parties [Member]
Disclosure of detailed information about borrowings [Line Items]
Current	13,982,903	7,830,316	2,256,891
Long-Term	34,006,976	32,737,380	32,088,446
Total	$ 47,989,879	$ 40,567,696	$ 34,345,337